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As filed with the Securities and Exchange Commission on July 1, 1999
                                                    Registration No. 333-79871
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               -------------------

                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                                    FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                               -------------------

A.       Exact Name of Trust:

                 MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST
                         SELECT GLOBAL 30 PORTFOLIO 99-3

B.       Name of depositor:

                            DEAN WITTER REYNOLDS INC.

C.       Complete address of depositor's principal executive office:

                             Two World Trade Center
                            New York, New York 10048

D. Name and complete address of agent for service:

                                                              Copy to:
                  MR MICHAEL D. BROWNE                 KENNETH W. ORCE, ESQ.
                DEAN WITTER REYNOLDS INC.             CAHILL GORDON & REINDEL
           Two World Trade Center, 59th Floor             80 Pine Street
                New York, New York 10048

It is proposed that this filing will become effective (check appropriate box.)

/X/ immediately upon filing on July 1, 1999 pursuant to paragraph (b);

/ / on June 30, 1999 pursuant to paragraph (b);

/ / 60 days after filing pursuant to paragraph (a);

/ / on (date) pursuant to paragraph (a) of rule 485.




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     This  Post-Effective  Amendment to the  Registration  Statement on Form S-6
comprises the following papers and documents:

                 The facing sheet on Form S-6.

                 Signatures.

                 The following Exhibits:

*EX-24    -      Powers of Attorney executed by members of the Board of
                 Directors of Dean Witter Reynolds Inc.





-------------------------

*   Filed herewith.





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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Morgan Stanley Dean Witter Select Equity Trust, Select Global 30 Portfolio 99-3 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 1st day of July, 1999.

                                    MORGAN STANLEY DEAN WITTER SELECT EQUITY
                                      TRUST, SELECT GLOBAL 30 PORTFOLIO 99-3
                                      (Registrant)

                                    By Dean Witter Reynolds Inc.
                                             (Depositor)

                                    By the following persons,* who
                                         constitute a majority of the
                                         Depositor's Board of Directors

                                         Bruce F. Alonso
                                         Richard M. DeMartini
                                         Raymond J. Drop
                                         James F. Higgins
                                         Mitchell M. Merin
                                         Stephen R. Miller
                                         Philip J. Purcell
                                         Thomas C. Schneider


                                    By  /s/Thomas Hines
                                        --------------------------------------
                                          (Thomas Hines
                                           First Vice President,
                                           as authorized signatory for
                                           Dean Witter Reynolds Inc. and
                                           Attorney-in-Fact for the
                                           persons listed above)
---------------------

*    Pursuant to Powers of Attorney previously filed and filed herewith.



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